Cash and Bank Balances - Schedule of Cash and cash equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
General bank accounts	$ 120,234	$ 138,297	$ 67,494